Submission	Apr. 09, 2025
Submission [Line Items]
Central Index Key	0000721994
Registrant Name	LAKELAND FINANCIAL CORP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES